UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22432

Oxford Lane Capital Corp.
(Exact name of registrant as specified in charter)

8 Sound Shore Drive, Suite 255 Greenwich, CT	06830
(Address of principal executive offices)	(Zip code)

Jonathan H. Cohen Chief Executive Officer Oxford Lane Capital Corp. 8 Sound Shore Drive, Suite 255 Greenwich, CT 06830
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(203) 983-5275

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2014

OXFORD LANE CAPITAL CORP.

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014

(unaudited)

Item 1. Schedule of Investments

COMPANY(1)	INDUSTRY	INVESTMENT	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Debt Investments
AMMC CLO XII, Ltd.	structured finance	CLO secured notes - Class F(3)(4)(5)	$2,500,000	$2,186,735	$2,056,250
		(5.28%, due May 10, 2025)

Carlyle Global Market Strategies CLO 2013-2, Ltd.	structured finance	CLO secured notes - Class F(3)(4)(5)	4,500,000	3,886,996	3,841,650
		(5.63%, due April 18, 2025)

Neuberger Berman CLO XIII, Ltd.	structured finance	CLO secured notes - Class F(3)(4)(5)	4,500,000	3,908,001	4,098,600
		(6.73%, due January 23, 2024)

OFSI Fund VII, Ltd.	structured finance	CLO secured notes - Class F(3)(4)(5)	5,564,000	4,631,297	4,658,737
		(6.03%, due October 18, 2026)

Telos CLO 2013-3, Ltd.	structured finance	CLO secured notes - Class F(3)(4)(5)	3,000,000	2,715,327	2,521,200
		(5.73%, due January 17, 2024)

Total Collateralized Loan Obligation - Debt Investments				17,328,356	17,176,437	7.68%

Collateralized Loan Obligation - Equity Investments
AIMCO CLO, Series 2014-A	structured finance	CLO subordinated notes(4)(6)	26,000,000	20,933,539	19,517,229
		(Estimated yield 10.96%, maturity July 20, 2026)

AMMC CLO XII, Ltd.	structured finance	CLO subordinated notes(4)(6)	7,178,571	4,878,993	5,168,571
		(Estimated yield 13.83%, maturity May 10, 2025)

Ares XXV CLO Ltd.	structured finance	CLO subordinated notes(4)(6)	15,500,000	11,127,048	10,850,000
		(Estimated yield 10.36%, maturity January 17, 2024)

Ares XXVI CLO Ltd.	structured finance	CLO subordinated notes(4)(6)	7,500,000	5,145,394	5,103,130
		(Estimated yield 14.32%, maturity April 15, 2025)

Ares XXIX CLO Ltd.	structured finance	CLO subordinated notes(4)(6)	12,750,000	10,751,992	10,784,314
		(Estimated yield 14.63%, maturity April 17, 2026)

Battalion CLO VII Ltd.	structured finance	CLO subordinated notes(4)(6)(8)	24,000,000	20,845,256	20,383,200
		(Estimated yield 11.82%, maturity October 17, 2026)

Benefit Street Partners CLO IV Ltd.	structured finance	CLO preference shares (4)(6)	17,000,000	16,171,974	14,620,000
		(Estimated yield 10.05%, maturity July 20, 2026)

Benefit Street Partners CLO V Ltd.	structured finance	CLO preference shares (4)(6)(8)	10,000,000	9,341,861	9,100,000
		(Estimated yield 10.90%, maturity October 20, 2026)

B&M CLO 2014-1 LTD	structured finance	CLO subordinated notes(4)(6)(8)	2,000,000	1,462,959	1,560,000
		(Estimated yield 17.81%, maturity April 16, 2026)

Carlyle Global Market Strategies CLO 2013-2, Ltd.	structured finance	CLO subordinated notes(4)(6)	9,250,000	6,871,582	7,848,089
		(Estimated yield 22.08%, maturity April 18, 2025)

Cedar Funding III CLO, Ltd.	structured finance	CLO subordinated notes(4)(6)	25,000,000	20,805,492	17,500,000
		(Estimated yield 7.57%, maturity May 20, 2026)

Emerson Park CLO, Ltd.	structured finance	CLO subordinated notes(4)(6)	17,250,000	12,142,954	12,291,562
		(Estimated yield 13.26%, maturity July 15, 2025)

Hull Street CLO Ltd.	structured finance	CLO subordinated notes(4)(6)(8)	15,000,000	13,600,081	13,237,500
		(Estimated yield 13.33%, maturity October 18, 2026)

Ivy Hill Middle Market Credit VII, Ltd.	structured finance	CLO subordinated notes(4)(6)	7,000,000	6,248,567	5,671,965
		(Estimated yield 12.76%, maturity October 20, 2025)

(Continued on next page)

OXFORD LANE CAPITAL CORP.

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014

(unaudited)

COMPANY(1)	INDUSTRY	INVESTMENT	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments
Mountain Hawk II CLO, Ltd.	structured finance	CLO subordinated notes(4)(6)	$10,000,000	$10,280,271	$10,700,000
		(Estimated yield 12.64%, maturity July 20, 2024)

Mountain Hawk III CLO, Ltd.	structured finance	CLO income notes(4)(6)	15,000,000	13,096,679	11,729,070
		(Estimated yield 10.30%, maturity April 18, 2025)

	structured finance	CLO M notes(7)	2,389,676	-	570,082
		(Maturity April 18, 2025)

Neuberger Berman CLO XIII, Ltd.	structured finance	CLO subordinated notes(4)(6)	6,255,000	3,517,030	3,565,350
		(Estimated yield 11.23%, maturity January 23, 2024)

OFSI Fund VII, Ltd.	structured finance	CLO subordinated notes(4)(6)(8)	28,840,000	26,113,632	23,360,400
		(Estimated yield 8.63%, maturity October 18, 2026)

OZLM VII Ltd.	structured finance	CLO subordinated notes(4)(6)	22,450,000	19,295,043	18,513,473
		(Estimated yield 8.11%, maturity July 17, 2026)

Seneca Park CLO, Ltd.	structured finance	CLO subordinated notes(4)(6)	32,000,000	27,921,026	26,954,725
		(Estimated yield 11.11%, maturity July 17, 2026)

Shackleton II CLO, Ltd.	structured finance	CLO income notes(4)(6)	10,000,000	8,548,492	7,800,000
		(Estimated yield 9.69%, maturity October 20, 2023)

Telos CLO 2013-3, Ltd.	structured finance	CLO subordinated notes(4)(6)	6,333,334	5,177,192	5,320,001
		(Estimated yield 13.53%, maturity January 17, 2024)

Telos CLO 2013-4, Ltd.	structured finance	CLO subordinated notes(4)(6)	8,700,000	6,289,764	6,886,640
		(Estimated yield 18.01%, maturity July 17, 2024)

Venture XIII, CLO Ltd.	structured finance	CLO subordinated notes(4)(6)	9,500,000	6,911,617	7,315,000
		(Estimated yield 16.33%, maturity June 10, 2025)

Venture XVI CLO, Ltd.	structured finance	CLO subordinated notes(4)(6)	15,000,000	13,292,679	13,234,014
		(Estimated yield 15.97%, maturity April 15, 2026)

Venture XVII CLO, Ltd.	structured finance	CLO subordinated notes(4)(6)	9,000,000	7,819,688	7,824,419
		(Estimated yield 13.40%, maturity July 15, 2026)

Venture XVIII CLO, Ltd.	structured finance	CLO subordinated notes(4)(6)	9,700,000	8,479,710	8,115,535
		(Estimated yield 8.54%, maturity October 15, 2026)

	structured finance	CLO subordinated F notes(7)	357,055	-	343,709
		(Maturity October 15, 2026)

Wind River 2014-3 CLO Ltd.	structured finance	CLO subordinated notes(4)(6)(8)	22,930,000	20,693,560	20,596,873
		(Estimated yield 13.18%, maturity January 22, 2027)

Other CLO equity related investments	structured finance	CLO other(7)	-	-	4,655,278

Total Collateralized Loan Obligation - Equity Investments				337,764,075	331,120,129	148.01%

Total Investments				$355,092,431	$348,296,566	155.69%

LIABILITIES IN EXCESS OF OTHER ASSETS					(124,586,357)
NET ASSETS (equivalent to $14.09 per share based on 15,879,892 shares of common stock outstanding)					$223,710,209

(1)	We do not "control" and are not an "affiliate" of any of our portfolio companies, each as defined in the Investment Company Act of 1940 (the "1940 Act"). In general, under the 1940 Act, we would be presumed to "control" a portfolio company if we owned 25% or more of its voting securities and would be an "affiliate" of a portfolio company if we owned 5% or more of its voting securities.

(2)	Fair value is determined in good faith by the Board of Directors of the Fund.

(3)	Notes bear interest at variable rates.

(4)	Cost value reflects accretion of original issue discount or market discount, and amortization of premium.

(5)	The CLO secured notes generally bear interest at a rate determined by reference to three-month LIBOR which resets quarterly. For each CLO debt investment, the rate provided is as of December 31, 2014.

(6)	The CLO subordinated notes and income notes are considered equity positions in the CLO vehicles. Equity investments are entitled to recurring distributions which are generally equal to the remaining cash flow of the payments made by the underlying vehicle's securities less contractual payments to debt holders and expenses. The estimated yield indicated is based upon a current projection of the amount and timing of these recurring distributions and the estimated amount of repayment of principal upon termination. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.

(7)	Fair value represents discounted cash flows associated with fees earned from CLO equity investments

(8)	Investment has not made inaugural distribution for relevant period end. See "Note 2. Investment Income Recognition."

See Accompanying Notes

OXFORD LANE CAPITAL CORP.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2014

(unaudited)

NOTE 1. INVESTMENT VALUATION

The most significant estimates made in the preparation of Oxford Lane Capital Corp. (“OXLC”, “we” or the “Fund”) financial statements are the valuation of investments and the effective yield calculation, as well as the related amounts of unrealized appreciation and depreciation. OXLC believes that there is no single definitive method for determining fair value in good faith. As a result, determining fair value requires that judgment be applied to the specific facts and circumstances of each portfolio investment while employing a consistently applied valuation process for the types of investments that OXLC makes. The Fund is required to specifically fair value each individual investment on a quarterly basis.

The Fund complies with ASC 820-10, Fair Value Measurements and Disclosure, which establishes a three-level valuation hierarchy for disclosure of fair value measurements. ASC 820-10 clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. ASC 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, which includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities in markets that are not active; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions. The Fund has determined that due to the general illiquidity of the market for the Fund’s investment portfolio, whereby little or no market data exists, all of the Fund’s investments are valued based upon Level 3 inputs as of December 31, 2014. The Fund’s Board of Directors determines the value of OXLC’s investment portfolio each quarter. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material to the Fund’s financial statements.

OXLC has acquired a number of debt and equity positions in CLO investment vehicles, which are special purpose financing vehicles. In valuing such investments, OXLC considers indicative prices provided by a recognized industry pricing service as well as the indicative prices provided by the broker who arranges transactions in such investment vehicles, to the extent available, as well as any available information on other relevant transactions including trades, if any, and firm bids and offers in the market. In addition, OXLC considers the range of yields for such investments across the market, the operating metrics of the specific investment vehicle, including, but not limited to, net asset value, projected cash flows, compliance with collateralization tests, and defaulted and CCC-rated securities, if any. Using the pricing service’s indicative price as a starting point, if the implied yield is outside the market range, the valuation may be adjusted to a point within the market range. However, the impact of other market information, such as broker prices, actual trades and firm bids and offers as well as operating metrics of such investment, may also affect the valuation. On occasion, an indicative price that results in an implied yield that is within the market range may also be adjusted, depending upon the reliability and volume of other market information. Oxford Lane Management, LLC (“OXLC Management”) or the OXLC Valuation Committee (the “Valuation Committee”) may request an additional analysis by a third-party firm to assist in the valuation process of CLO investment vehicles. OXLC also considers those instances in which the record date for an equity distribution payment falls on the last day of the period, and the likelihood that a prospective purchaser would require a downward adjustment to the indicative price representing substantially all of the pending distribution. This information is presented to the Board for its determination of fair value of these investments.

The Fund may also invest directly in senior secured loans (either in the primary or secondary markets). In valuing such investments, OXLC Management will prepare an analysis of each loan, including a financial summary, covenant compliance review, recent trading activity in the security, if known, and other business developments related to the portfolio company. Any available information, including non-binding indicative bids obtained from a recognized industry pricing service and agent banks which may not be considered reliable, will be presented to the Valuation Committee of the Board to consider in its determination of fair value. In some instances, there may be limited trading activity in a security even though the market for the security is considered not active. In such cases the Board will consider the number of trades, the size and timing of each trade and other circumstances around such trades, to the extent such information is available, in its determination of fair value. At December 31, 2014, the Fund did not have any direct investments in senior secured loans.

OXFORD LANE CAPITAL CORP.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2014

(unaudited)

NOTE 1. INVESTMENT VALUATION – (continued)

ASC 820-10, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly,” (“ASC 820”), provides guidance on factors that should be considered in determining when a previously active market becomes inactive and whether a transaction is orderly. In accordance with ASC 820-10, the Fund’s valuation procedures specifically provide for the review of indicative quotes supplied by the brokers or agent banks that make a market for each security.

The Fund’s assets measured at fair value on a recurring basis subject to the disclosure requirements of ASC 820-10 at December 31, 2014, were as follows:

	Fair Value Measurements at Reporting Date Using
Assets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	($ in millions)	($ in millions)	($ in millions)	($ in millions)
CLO debt	$-	$-	$17.2	$17.2

CLO equity	-	-	331.1	331.1

Total	$-	$-	$348.3	$348.3

Significant Unobservable Inputs for Level 3 Investments

In accordance with ASU 2011-04, the following table provides quantitative information about the Fund’s Level 3 fair value measurements as of December 31, 2014. The Fund’s valuation policy, as described above, establishes parameters for the sources and types of valuation analysis, as well as the methodologies and inputs that the Fund uses in determining fair value. If the Valuation Committee or OXLC Management determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work may be undertaken. The table, therefore, is not all-inclusive, but provides information on the significant Level 3 inputs that are pertinent to the Fund’s fair value measurements. The weighted average calculations in the table below are based on principal balances for all CLO debt and equity investments.

	Quantitative Information about Level 3 Fair Value Measurements
Assets	Fair Value as of December 31, 2014	Valuation Techniques / Methodologies	Unobservable Input	Range / Weighted Average
	($ in millions)
CLO debt	$17.2	Market quotes	NBIB(1)	82.3%-91.1% / 85.6%
CLO equity	262.2	Market quotes	NBIB(1)	57.0%-107.0% / 79.7%
	63.3	Recent transactions	Actual trade(2)	84.9%-91.0% / 88.0%
	5.6	Discounted cash flow	Discount rate	23.9%-116.9% / 74.0%

Total Fair Value for Level 3 Investments	$348.3

(1) The Fund generally uses prices provided by an independent pricing service or broker or agent bank non-binding indicative bid prices (“NBIB”) on or near the valuation date as the primary basis for the fair value determinations for CLO debt and equity investments, which may be adjusted downward by an amount representing substantially all of the pending equity distribution amount as of the valuation date.

(2) Prices provided by independent pricing service are evaluated in conjunction with actual trades and, in certain cases, the value represented by actual trades may be more representative of fair value as determined by the Valuation Committee.

OXFORD LANE CAPITAL CORP.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2014

(unaudited)

NOTE 1. INVESTMENT VALUATION – (continued)

Significant increases or decreases in any of the unobservable inputs in isolation may result in a significantly lower or higher fair value measurement.

NOTE 2. INVESTMENT INCOME RECOGNITION

Interest income from debt positions in CLO investment vehicles is recorded on the accrual basis to the extent that such amounts are expected to be collected. Amortization of premium or accretion of discount is recognized on the effective yield method.

Interest income from investments in the “equity” class securities of CLO investment vehicles (typically income notes or subordinated notes) is recorded based upon an estimation of an effective yield to maturity utilizing assumed cash flows, including those CLO equity investments that have not made their inaugural distribution for relevant period end. The Fund monitors the expected cash flows from its CLO equity investments, including the expected residual payments, and effective yield is determined and updated periodically, as needed.

NOTE 3. FEDERAL INCOME TAXES

The Fund intends to operate so as to qualify to be taxed as a RIC under Subchapter M of the Internal Revenue Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, OXLC is required to distribute at least 90% of its investment company taxable income, as defined by the Code.

Because federal income tax regulations differ from accounting principles generally accepted in the United States, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statement to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. Our dividend policy is based upon our estimate of our taxable net investment income, which includes actual distributions from our CLO equity class investments, with further consideration given to our realized gains or losses on a taxable basis.

As of December 31, 2014, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$374,756,684
Gross unrealized appreciation	$8,161,360

Gross unrealized depreciation	(34,621,478)
Net unrealized depreciation	$(26,460,118)

Item 2. Controls and Procedures.

(a)    Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Chief Executive Officer (its principal executive officer) and Chief Financial Officer (its principal financial officer) have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OXFORD LANE CAPITAL CORP.

By:	/s/ Jonathan H. Cohen
Name: Jonathan H. Cohen
Title: Chief Executive Officer

Date: February 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan H. Cohen		By:	/s/ Patrick F. Conroy
	Name:	Jonathan H. Cohen		Name:	Patrick F. Conroy
	Title:	Chief Executive Officer		Title:	Chief Financial Officer, Chief
		(Principal Executive Officer)			Compliance Officer and Corporate
Secretary (Principal Financial Officer)

	Date:	February 10, 2015		Date:	February 10, 2015